ASSETS HELD FOR SALE AND DISPOSITIONS - Disposals (Details) $ in Thousands							12 Months Ended
	Oct. 04, 2018 CAD ($)	Sep. 27, 2018 CAD ($)	Sep. 13, 2018 CAD ($)	Jul. 18, 2018 CAD ($)	Jan. 31, 2018 CAD ($) property	Jan. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($) property	Dec. 31, 2017 property
ASSETS HELD FOR SALE AND DISPOSITIONS
Number of properties disposed | property							16	0
Sale price							$ 729,608
Bowling Green, Kentucky
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price						$ 169,998
St Thomas, Ontario
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price						$ 154,568
Newmarket, Ontario
ASSETS HELD FOR SALE AND DISPOSITIONS
Number of properties disposed | property					7
Sale price					$ 63,000
Tillsonburg, Ontario
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price				$ 7,200
Piedmont, South Carolina
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price			$ 216,459
Clinton, Tennessee
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price			$ 54,798
Aurora, Ontario
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price		$ 60,000
Schleiz, Germany
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price	$ 3,585